Organization and Basis of Presentation - Summary of Significant Subsidiaries VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Place of establishment	E9
Sunlands Online Education HK Limited ("Sunlands HK")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Oct. 06, 2015
Place of establishment	K3
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Wuhan Studyvip Online Education Co., Limited ("Wuhan Zhibo")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 02, 2017
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of technical consultation and services
Wuhan Zhidao Online Education Technology Co., Ltd. ("Wuhan Shangde")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Jun. 25, 2019
Place of establishment	F4
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of education services
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 27, 2013
Place of establishment	F4
Principal activities	Provision of education services
Beijing Feibian Education Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Aug. 06, 2020
Place of establishment	F4
Principal activities	Provision of education services
Shufan Education Technology (Wuhan) Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Feb. 24, 2022
Place of establishment	F4
Principal activities	Provision of education services
Wuhan Fangtang Technology Co., Ltd.
Schedule of Subsidiaries, Variable Interest Entities (VIEs) and VIEs Subsidiaries [Line Items]
Date of establishment/ acquisition	Sep. 28, 2020
Place of establishment	F4
Principal activities	Provision of education services